Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Awards Close in Time to MNPI Disclosures [Table]
Award Timing MNPI Disclosure

Timing of Equity Awards.

The Company does not currently grant awards of stock options, stock appreciation rights or similar option-like equity awards. Accordingly, the Company has no specific policy or practice on the timing of grants of such awards in relation to the disclosure of material nonpublic information. The Company has not timed the disclosure of material non-public information for the purpose of affecting the value of executive compensation in fiscal year 2024.